NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Note
Notes Payable, Total	$ 24,723,987	$ 19,814,025	$ 19,890,410
Less deferred loan fees, net	(395,753)	(359,648)	(480,956)
Notes payable, net	24,328,234	19,454,377	19,409,454
Reven Housing Texas, LLC [Member]
Note
Notes Payable, Total	7,460,535	7,502,504	7,570,000
Reven Housing Texas 2 LLC [Member]
Note
Notes Payable, Total	5,006,439	0
Reven Housing Tennessee, LLC [Member]
Note
Notes Payable, Total	3,887,321	3,908,829	3,917,530
Reven Housing Florida, LLC [Member]
Note
Notes Payable, Total	3,493,794	3,526,794	3,526,985
Reven Housing Florida 2, LLC [Member]
Note
Notes Payable, Total	$ 4,875,898	$ 4,875,898	$ 4,875,895